March 1, 2005

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Bank of America Corporation: Annual Report on Form 10-K for the Fiscal Year Ended December 31, 2004 (Commission File Number 1-6523)

Ladies and Gentlemen:

On behalf of Bank of America Corporation, I am transmitting via EDGAR the Corporation’s Annual Report on Form 10-K for the fiscal year ended December 31, 2004 (the “Form 10-K”). The financial statements incorporated in the Form 10-K reflect the impact of the adoption of FASB Interpretation No. 46 (Revised December 2003), “Consolidation of Variable Interest Entities, an interpretation of ARB No. 51” on March 31, 2004; SEC Staff Accounting Bulletin No. 105, “Application of Accounting Principles to Loan Commitments” on April 1, 2004; FASB Staff Position No. FAS 106-2, “Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003” on July 1, 2004; and FASB Staff Position No. FAS 109-2, “Accounting and Disclosure Guidance for the Foreign Earnings Repatriation Provision within the American Jobs Creation Act of 2004” on December 21, 2004. The financial statements do not reflect a change from the preceding year in any other accounting principles or practices, or in the method of applying any such principles or practices.

Should you have any questions on this filing, please do not hesitate to call the undersigned at 704.386.1624.

Very truly yours,

/s/ Ellen A. Perrin
Ellen A. Perrin Assistant General Counsel

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